SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Dec. 31, 2021	Feb. 17, 2021	Jan. 22, 2021
Business Acquisition [Line Items]
Net assets and liabilities acquired	$ 257,535
Rohuma, LLC [Member]
Business Acquisition [Line Items]
Cash			$ 6,027
Accounts receivables, net			4,179
Prepaid expenses and other current assets			8,943
Fixed assets			4,512
Tradenames
Intellectual property
Investment			1,440
Accounts payable and accrued expenses			(58,153)
Accrued payroll and related taxes
Accrued duties and taxes			(2,688)
Cash overdraft			(2,980)
Comprehensive income
Debt – related parties			(37,776)
Debt			(10,000)
Net assets and liabilities acquired			$ (86,496)
MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
Cash		$ 43,851
Accounts receivables, net		58,692
Prepaid expenses and other current assets		272,872
Fixed assets		153,186
Tradenames		169,556
Intellectual property		508,669
Accounts payable and accrued expenses		(708,833)
Accrued payroll and related taxes		(104,750)
Accrued duties and taxes		(28,213)
Comprehensive income		(42,735)
Debt – related parties		(343,118)
Debt		(236,712)
Net assets and liabilities acquired		$ (257,535)